Deferred income	12 Months Ended
Dec. 31, 2019
Deferred income
Deferred income

13. Deferred income

The Group expects the deferred income to be recognized as follows:

	December 31, 2019	December 31, 2018
Expected income recognition in year one after the balance sheet date	165,389	—
Expected income recognition in year two after the balance sheet date	165,390	—
Total deferred income	330,779	—

The deferred income relates to a grant from Eurostars/Innosuisse. See note 17 “other income” for further information related to the Eurostars/Innosuisse project.